FRESH-START ACCOUNTING, Reorganization Items (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Reorganization Items [Abstract]
Gain on settlement of liabilities subject to compromise	$ 0
Fresh-start accounting adjustments	0
Reorganization professional fees and other	(7,232)
Gain on settlement of liabilities subject to compromise		$ 265,591
Fresh-start accounting adjustments		(686,116)
Reorganization professional fees and other		(197,448)
Loss on reorganization Items	(7,232)	(617,973)	$ 0	$ 0
Cash paid for reorganization items	$ 21,300
Cash paid for reorganization items		$ 66,000